Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Common Stock Activities

The table below summarizes the Common Stock activities during the year ended December 31, 2023.

Schedule of Common Stock Activities

Common Stock
Balances, December 31, 2022	4,550,166
Preferred Stock to Common Stock	7,057,797
Convertible Notes to Common Stock	6,177,229
Stock Options to Common Stock	612,670
Converting of Warrants to Common Stock	3,859,464
Private OneMedNet to ONMD Public Shares	(2,257,326)
Converting Data Knights Common Stock (A and B) to ONMD Public Shares	3,460,275
Issuance Public Shares	111,957
Balances, December 31, 2023	23,572,232